Provisions for expected credit losses/impairment charges - Reconciliation of impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Reconciliation of impairment charges
Recoveries	$ (193)	$ (172)	$ (179)	$ (168)	$ (137)
Impairment charges	3,178	794	$ 710
Impairment charges for debt securities at amortised cost
Reconciliation of impairment charges
Impairment	18
Impairment charges for debt securities at FVOCI
Reconciliation of impairment charges
Impairment	2
Loans and credit commitments
Reconciliation of impairment charges
Business activity during the year	195	(170)
Net remeasurement of provision for ECL	3,156	1,136
Parent Entity
Reconciliation of impairment charges
Recoveries	(173)	(143)
Impairment charges	2,691	750
Parent Entity | Impairment charges for debt securities at FVOCI
Reconciliation of impairment charges
Impairment	2
Parent Entity | Loans and credit commitments
Reconciliation of impairment charges
Business activity during the year	207	(183)
Net remeasurement of provision for ECL	$ 2,655	$ 1,076